Other assets - Summary of changes in unamortized deferred acquisition cost by insurance type (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisition cost incurred
Expensed	₩ (662,244)	₩ (687,469)	₩ (802,942)
Business combination	13
Amortization	(404,300)	(422,189)	(414,898)
Individual insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	954,554	979,351
Acquisition cost incurred
Cost	662,108	687,299
Expensed	(263,564)	(290,209)
Deferral	398,544	397,090
Amortization	(404,129)	(421,887)
Ending balance	948,969	954,554	979,351
Pure endowment insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	22,742	37,504
Acquisition cost incurred
Cost	10,216	12,386
Expensed	(4,569)	(3,680)
Deferral	5,647	8,706
Amortization	(12,491)	(23,468)
Ending balance	15,898	22,742	37,504
Death insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	916,043	932,922
Acquisition cost incurred
Cost	636,753	655,210
Expensed	(247,827)	(278,147)
Deferral	388,926	377,063
Amortization	(385,664)	(393,942)
Ending balance	919,305	916,043	932,922
Endowment insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	15,769	8,925
Acquisition cost incurred
Cost	15,139	19,703
Expensed	(11,168)	(8,382)
Deferral	3,971	11,321
Amortization	(5,974)	(4,477)
Ending balance	13,766	15,769	8,925
Group insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	954,949	979,942
Acquisition cost incurred
Cost	662,244	687,469
Expensed	(263,584)	(290,273)
Deferral	398,660	397,196
Amortization	(404,300)	(422,189)
Ending balance	949,322	954,949	979,942
Pure protection
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	395	591
Acquisition cost incurred
Cost	136	170
Expensed	(20)	(64)
Deferral	116	106
Amortization	(168)	(302)
Ending balance	343	₩ 395	₩ 591
LongTerm [Member]
Acquisition cost incurred
Business combination	13
Amortization	(3)
Ending balance	₩ 10